RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a)	Related Party Balances

i.	Promissory Notes

During the year ended December 31, 2017, the Company repaid promissory notes in the amount of $90,529, (including US$31,200) to a company controlled by a Director (also an officer) of the Company. Included in convertible promissory notes as at December 31, 2018, was $Nil (2017 – $89,364 including US$31,200) owed to this company.

During the year ended December 31, 2017, the Company settled a promissory note owed to a company controlled by a former officer of the Company in the amount $69,205 (US$50,000) by the issuance of 1,000,000 common shares. Included in convertible promissory notes as at December 31, 2018, was $Nil (2017 – $67,135 including US$50,000) owed to this company.

b)	Compensation of Key Management Personnel

i.	The Company incurred management fees for services provided by key management personnel for the years ended December 31, 2018, 2017 and 2016, as described below.

	2018	2017	2016
	$	$	$

Management Fees	241,950	105,000	60,000

ii.	During the year ended December 31, 2018, the Company incurred consulting fees for services provided by Directors of the Company in the amount of $12,900 (2017 - $11,296).

iii.	During the year ended December 31, 2016, the Company incurred consulting fees for services provided by a Director of the Company. The fees were settled by the issuance of 250,000 post-consolidation shares at $0.06 per share (Note 10(c)(ii)) and a cash payment of $6,699 (US$5,000).